                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


         /s/ Andrea McMahon                  Omaha, Nebraska          08/07/08
-------------------------------------   ------------------------   -------------
             [Signature]                      [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________________   _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        159
Form 13F Information Table Value Total:   $309,787
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F   File Number Name
---    --------   ----------------
NONE   28-10990   MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F

30-Jun-08

                                                                                                    Voting Authority
                               Title of                Value   Shares/ Sh/ Put/ Invstmt   Other  ---------------------
Name of Issuer                   class      CUSIP    (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared  None
--------------                 -------- ------------ -------- -------- --- ---- ------- -------- -------- ------ -----
Abbott Laboratories            COM      002824100        3714    70118  SH      Defined             68968         1150
Acxiom Corp                    COM      005125109         373    32494  SH      Defined             27702         4792
Aegon N.V.                     COM      007924103         768    58600  SH      Defined             58600
Alcoa Inc                      COM      013817101         420    11800  SH      Defined             11800
American Dental Partners       COM      025353103         725    61086  SH      Defined             61086
American Equity Invt Life      COM      025676206         925   113525  SH      Defined            112850          675
American Express Co            COM      025816109        5774   153277  SH      Defined            145250         8027
Amer Intl Group Inc            COM      026874107        2995   113189  SH      Defined            109145         4044
American States Water Co.      COM      029899101         721    20645  SH      Defined             20645
Amgen Inc                      COM      031162100        2768    58700  SH      Defined             58700
Anadarko Petroleum             COM      032511107         748    10000  SH      Defined             10000
Apache Corp.                   COM      037411105        2402    17280  SH      Defined             17195           85
Automatic Data Process         COM      053015103        4022    95999  SH      Defined             94609         1390
Baldor Elec Co Com             COM      057741100         399    11400  SH      Defined             11400
Bank of America Corp           COM      060505104         253    10600  SH      Defined             10600
Berkshire Hathaway, Inc. Cl A  COM      084670108         725        6  SH      Defined                 6
Berkshire Hathaway Inc Cl B    COM      084670207       10784     2688  SH      Defined              2526          162
Boston Private Financial Hldg  COM      101119105          57    10000  SH      Defined             10000
Bristol Myers Squibb Co.       COM      110122108        1285    62585  SH      Defined             61645          940
CVS/Caremark Corp.             COM      126650100        6885   173995  SH      Defined            164625         9370
Century Aluminum Co            COM      156431108         253     3800  SH      Defined              3800
Chesapeake Energy Corp         COM      165167107        9610   145691  SH      Defined            137956         7735
Citigroup Inc                  COM      172967101        1090    65023  SH      Defined             65023
Coca-Cola Co                   COM      191216100         769    14803  SH      Defined             14065          738
Conagra Inc                    COM      205887102        5403   280229  SH      Defined            272829         7400
Convergys Corp                 COM      212485106         462    31100  SH      Defined             31100
DuPont (EI) De Nemours         COM      263534109         343     8000  SH      Defined              8000
Ebay Inc                       COM      278642103        1435    52493  SH      Defined             51568          925
Emerson Electric Co            COM      291011104        6660   134681  SH      Defined            128111         6570
Encana Corp                    COM      292505104         264     2900  SH      Defined              2900
Factset Research Systems Inc   COM      303075105         799    14170  SH      Defined             13280          890
Fastenal Co                    COM      311900104         307     7110  SH      Defined              7110
Federated Investors Inc Pa CL  COM      314211103        1289    37445  SH      Defined             35910         1535
First State Bancorporation (nm COM      336453105          62    11210  SH      Defined             11210
Genentech Inc                  COM      368710406        8545   112580  SH      Defined            109395         3185
Halliburton Co.                COM      406216101         632    11900  SH      Defined             11900
Hanmi Finl Corp                COM      410495105          73    14000  SH      Defined             14000
Hanover Insurance Group, Inc.  COM      410867105         961    22619  SH      Defined             21059         1560
Helmerich & Payne, Inc.        COM      423452101         511     7100  SH      Defined              7100
Henry Jack & Assoc Inc         COM      426281101         705    32568  SH      Defined             28564         4004
Hercules Offshore Inc          COM      427093109        4423   116339  SH      Defined            112039         4300
Horace Mann Educators          COM      440327104        1127    80388  SH      Defined             77911         2477
Humana Inc                     COM      444859102        1449    36430  SH      Defined             34630         1800
Intervoice, Inc.               COM      461142101          68    11855  SH      Defined             11855
iShares Lehman Treas Inflation COM      464287176         469     4349  SH      Defined              2089         2260
iShares Lehman Aggregate Bond  COM      464287226        2833    28218  SH      Defined             22154         6064
iShares Lehman 1-3 Year Treasu COM      464287457         520     6272  SH      Defined              2075         4197
iShares Russell 2000 Index     COM      464287655        1056    15300  SH      Defined             15300
iShares S & P Small Cap 600    COM      464287804         469     7800  SH      Defined              7800
iShares JP Morgan Emerging Mkt COM      464288281         209     2114  SH      Defined              2086           28
iShares iBoxx High Yld Corp Bo COM      464288513         204     2173  SH      Defined              2153           20
iShares Lehman MBS Fixed-Rate  COM      464288588         390     3850  SH      Defined              3850
iShares Lehman 1-3 Year Credit COM      464288646         385     3782  SH      Defined              3755           27
J & J Snack Foods Corp.        COM      466032109        1331    48564  SH      Defined             47964          600
Johnson & Johnson              COM      478160104        9540   148277  SH      Defined            141632         6645
Kaydon Corp.                   COM      486587108        1788    34782  SH      Defined             33952          830
Kellogg Co.                    COM      487836108         211     4400  SH      Defined              4400
L-3 Communications Hldgs       COM      502424104         400     4400  SH      Defined              4400
Legg Mason, Inc                COM      524901105         218     5000  SH      Defined              5000

Lincoln National Corp.         COM      534187109        2436    53750  SH      Defined             53750
Mc Cormick & Co Nv             COM      579780206         207     5800  SH      Defined              5800
McGraw Hill Cos Inc            COM      580645109        4374   109017  SH      Defined            102202         6815
Mediware Information System In COM      584946107          73    12504  SH      Defined             12504
Microsoft Corp                 COM      594918104        7074   257153  SH      Defined            243432        13721
S & P 400 Mid-Cap Dep Receipts COM      595635103         947     6366  SH      Defined              6366
Moodys Corp                    COM      615369105        3695   107296  SH      Defined             99470         7826
Motorcar Parts & Acces         COM      620071100         346    45891  SH      Defined             45891
Mueller Wtr Prods Inc Com Ser  COM      624758207         870   101912  SH      Defined             90387        11525
Mylan Laboratories             COM      628530107        2077   172100  SH      Defined            172100
Omnicare Inc                   COM      681904108         713    27200  SH      Defined             27200
Palomar Medical Technologies,  COM      697529303         771    77215  SH      Defined             70135         7080
Pentair Inc                    COM      709631105        2407    68740  SH      Defined             67340         1400
Pepsico Inc                    COM      713448108        6058    95263  SH      Defined             90867         4396
Pfizer Inc                     COM      717081103        1532    87687  SH      Defined             84253         3434
Physicians Form Hldgs          COM      719427106         178    19050  SH      Defined             19050
Pioneer Drilling Co            COM      723655106         336    17877  SH      Defined             17877
Procter & Gamble Co            COM      742718109        6194   101864  SH      Defined             96894         4970
Protective Life Corp.          COM      743674103         293     7700  SH      Defined              7700
Rait Financial Trust           COM      749227104         923   124328  SH      Defined            121978         2350
RPC, Inc.                      COM      749660106        2182   129887  SH      Defined            121707         8180
Redwood Trust, Inc.            COM      758075402        1216    53378  SH      Defined             51612         1766
Regal Beloit Corp Com          COM      758750103         418     9900  SH      Defined              9900
Regis Corp Minn                COM      758932107         484    18375  SH      Defined             18375
Rowan Companies, Inc.          COM      779382100         444     9500  SH      Defined              9500
St Joe Co                      COM      790148100        1836    53485  SH      Defined             48365         5120
Schering Plough Corp           COM      806605101        3844   195238  SH      Defined            185008        10230
Schering Plough 6% Pfd Series  PFD      806605705        3716    19405  SH      Defined             19380           25
Spectra Energy Corp.           COM      847560109         741    25795  SH      Defined             25218          577
Stamps Com Inc                 COM      852857200         425    34083  SH      Defined             34083
Terex Corp New Com             COM      880779103        3745    72905  SH      Defined             70090         2815
Thermo Fisher Scientific, Inc. COM      883556102         354     6345  SH      Defined              6345
Torchmark Corp                 COM      891027104        1056    18000  SH      Defined             18000
Toro Co                        COM      891092108         553    16635  SH      Defined             16635
Triad Guaranty Inc.            COM      895925105         165   158216  SH      Defined            158216
Trico Marine Services Inc      COM      896106200         784    21527  SH      Defined             21527
Wabtec Corp                    COM      929740108         778    15995  SH      Defined             15995
Wells Fargo Corporation        COM      949746101         962    40500  SH      Defined             38430         2070
Western Union Co.              COM      959802109       10298   416597  SH      Defined            399491        17106
Dun & Bradstreet Corporation   COM      26483E100        4645    52998  SH      Defined             50798         2200
Comsys IT Partners Inc         COM      20581e104         109    12000  SH      Defined             12000
AmerisourceBergen Corp         COM      03073e105         893    22334  SH      Defined             22222          112
Phoenix Cos Inc                COM      71902e109         799   105000  SH      Defined            105000
Actuant Corp Cl A New          COM      00508x203        1737    55408  SH      Defined             54198         1210
Acuity Brands Inc              COM      00508y102         399     8300  SH      Defined              8300
Animal Health Intl Inc         COM      03525n109          77    12400  SH      Defined             12400
Cadence Financial Corp.        COM      12738a101         436    40297  SH      Defined             40297
Cardinal Health Inc            COM      14149Y108        5705   110601  SH      Defined            105221         5380
Centene Corp                   COM      15135b101         597    35550  SH      Defined             35550
Chart Industries Inc           COM      16115q308        1075    22105  SH      Defined             22105
Community Bancorp Nev          COM      20343t100          50    10000  SH      Defined             10000
Compass Minerals International COM      20451n101        1732    21500  SH      Defined             21500
ConocoPhillips                 COM      20825c104        6844    72510  SH      Defined             69639         2871
Devon Energy Corporation       COM      25179M103        7719    64240  SH      Defined             61471         2769
Duke Energy                    COM      26441c105         532    30591  SH      Defined             29437         1154
Ensco Intl Inc                 COM      26874q100        1922    23800  SH      Defined             23800
Eagle Materials, Inc.          COM      26969p108         364    14365  SH      Defined             14365
Exxon Mobil Corp.              COM      30231G102        2653    30102  SH      Defined             29302          800
FBL Financial Group Inc. Cl A  COM      30239F106         974    49000  SH      Defined             49000
Firstservice Corp              COM      33761n109         925    64904  SH      Defined             61362         3542
Freeport McMoran Copper & Gold COM      35671D857        4072    34745  SH      Defined             34545          200
Healthspring Inc               COM      42224n101         748    44300  SH      Defined             44300
ITT Educational Services, Inc. COM      45068b109        1268    15350  SH      Defined             15350
J P Morgan Chase & Co          COM      46625h100         357    10399  SH      Defined              9739          660
Kraft Foods Inc Cl A           COM      50075n104         251     8812  SH      Defined              8812
Laboratory Corporation Of Amer COM      50540r409        3318    47659  SH      Defined             45480         2179
McKesson HBOC Inc              COM      58155q103         370     6620  SH      Defined              6620
Medifast, Inc.                 COM      58470h101         133    25220  SH      Defined             25220
Meritage Homes Corp            COM      59001a102       15170  1000000  SH      Defined           1000000

Neuberger Berman Intermediate  COM      64124p101         265    21046  SH      Defined          21045.99
Nighthawk Radiology Holdings   COM      65411n105         425    60066  SH      Defined             60066
Pacific Premier Bncrp          COM      69478x105          68    13155  SH      Defined             13155
Standard & Poor's 500 Deposito COM      78462f103        3487    27249  SH      Defined             27249
KBW Regional banking ETF       COM      78464a698        1538    57770  SH      Defined             57770
Sealed Air Corp                COM      81211K100        2221   116855  SH      Defined            115005         1850
Tetra Technologies Inc.        COM      88162f105        1253    52830  SH      Defined             52830
3M Company                     COM      88579y101        5180    74441  SH      Defined             68886         5555
UCBH Holdings Inc              COM      90262t308          64    28520  SH      Defined             28520
U.S. Auto Parts Network, Inc.  COM      90343c100         142    39108  SH      Defined             39108
Union Drilling, Inc.           COM      90653p105         407    18757  SH      Defined             18757
United Health Group Inc        COM      91324P102        3478   132507  SH      Defined            130005         2502
Valeant Pharmaceutical Interna COM      91911x104        2503   146300  SH      Defined            142902         3398
Valero Energy Corp.            COM      91913Y100        5079   123335  SH      Defined            119845         3490
Wellcare Health Plans          COM      94946t106        1554    43000  SH      Defined             43000
WellPoint Inc                  COM      94973v107        1962    41165  SH      Defined             39010         2155
Wesco Intl Inc                 COM      95082P105        3245    81050  SH      Defined             80550          500
Windstream Corp.               COM      97381w104         162    13147  SH      Defined             11672         1475
XTO Energy Inc.                COM      98385x106         385     5625  SH      Defined              5625
Arch Capital Group LTD         COM      G0450A105         298     4500  SH      Defined              4500
Argo Group International Holdi COM      g0464b107        1201    35790  SH      Defined             34963          827
Covidien Ltd.                  COM      G2552X108        8959   187068  SH      Defined            179030         8038
Endurance Specialty Holdings L COM      g30397106         231     7500  SH      Defined              7500
Everest Re Group Ltd           COM      g3223r108        1243    15600  SH      Defined             15600
Montpelier Re Holdings Ltd     COM      G62185106        1640   111190  SH      Defined            110090         1100
Nabors Industries Ltd          COM      g6359f103         517    10500  SH      Defined             10500
Noble Corporation              COM      g65422100        1576    24255  SH      Defined             24255
Partnerre Ltd                  COM      g6852t105         270     3900  SH      Defined              3900
RenaissanceRe Holdings Ltd     COM      G7496G103        4277    95755  SH      Defined             91245         4510
Tyco Intl Ltd                  COM      G9143X208         223     5581  SH      Defined              4789          792
Tyco Electronics Ltd.          COM      G9144P105         542    15139  SH      Defined             12081         3058
REPORT SUMMARY                      159 DATA RECORDS   309787            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED